Average Annual Total Returns - SFT Wellington Core Equity Fund	May 01, 2021
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
Since Inception	13.16%
Class 1
Average Annual Return:
1 Year	18.25%
5 Years	14.65%
Since Inception	12.78%
Inception Date	May 01, 2014
Class 2
Average Annual Return:
1 Year	17.96%
5 Years	14.36%
Since Inception	12.50%